                 HARTFORD LEADERS EPIC OUTLOOK (SERIES I AND IR)
                             SEPARATE ACCOUNT SEVEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-105272



       SUPPLEMENT DATED JULY 12, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

               SUPPLEMENT DATED JULY 12, 2004 TO YOUR PROSPECTUS

The following fund expense and footnote information replaces the fund expense and footnote information for the AIM V.I. Dent Demographic Trends Fund in the Annual Fund Operating Expenses table of your prospectus:

------------------------------ ------------- ------------ ---------- ----------------- ----------------- -------------
                                                                      Total Annual
                                                                         Fund
                                                                       Operating
                                                                        Expenses
                                                12b-1                   (before
                                            Distribution              Contractual Fee   Contractual Fee      Total
                                               and/or                    Waivers or        Waivers or     Annual Fund
                                Management    Servicing     Other         Expense           Expense        Operating
                                   Fees         Fees       Expenses   Reimbursements)    Reimbursements    Expenses
------------------------------ ------------- ------------ ---------- ----------------- ----------------- -------------
AIM V.I. Dent Demographic         0.77%          N/A        0.45%         1.22%             0.00%           1.22%
Trends Fund - Series I (a)(b)
------------------------------ ------------- ------------ ---------- ----------------- ----------------- -------------

(a) Except as otherwise noted, figures shown in the table are or the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(b) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the Fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.


        THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

HV- 4331